Stockholders' Equity (Details 2) (USD $)	3 Months Ended						12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2013
Distribution Made to Unit-holder Of Limited Partnership [Line Items]
Distributions Declared	$ 1,787,805	$ 273,028	$ 425,648	$ 426,066	$ 412,265	$ 393,291	$ 1,657,270
Distributions Paid	1,191,857	416,491	421,686	423,134	413,477	385,167	1,643,464
Common Stock One [Member]
Distribution Made to Unit-holder Of Limited Partnership [Line Items]
Distributions Declared		273,028
Distributions Paid		416,491
Common Class A One [Member]
Distribution Made to Unit-holder Of Limited Partnership [Line Items]
Distributions Declared		0
Distributions Paid		0
Common Class B-1 One [Member]
Distribution Made to Unit-holder Of Limited Partnership [Line Items]
Distributions Declared		0
Distributions Paid		0
Common Class B-2 One [Member]
Distribution Made to Unit-holder Of Limited Partnership [Line Items]
Distributions Declared		0
Distributions Paid		0
Common Class B-3 One [Member]
Distribution Made to Unit-holder Of Limited Partnership [Line Items]
Distributions Declared		0
Distributions Paid		0
Operating Partnership Units One [Member]
Distribution Made to Unit-holder Of Limited Partnership [Line Items]
Distributions Declared		0
Distributions Paid		0
Long-term Incentive Plan Units One [Member]
Distribution Made to Unit-holder Of Limited Partnership [Line Items]
Distributions Declared		0
Distributions Paid		0
Common Stock Two [Member]
Distribution Made to Unit-holder Of Limited Partnership [Line Items]
Distributions Declared	0
Distributions Paid	0
Common Class A Two [Member]
Distribution Made to Unit-holder Of Limited Partnership [Line Items]
Distributions Declared	1,303,740
Distributions Paid	869,150
Common Class B-1 Two [Member]
Distribution Made to Unit-holder Of Limited Partnership [Line Items]
Distributions Declared	102,549
Distributions Paid	68,365
Common Class B-2 Two [Member]
Distribution Made to Unit-holder Of Limited Partnership [Line Items]
Distributions Declared	102,549
Distributions Paid	68,365
Common Class B-3 Two [Member]
Distribution Made to Unit-holder Of Limited Partnership [Line Items]
Distributions Declared	102,549
Distributions Paid	68,365
Operating Partnership Units Two [Member]
Distribution Made to Unit-holder Of Limited Partnership [Line Items]
Distributions Declared	82,000
Distributions Paid	54,667
Long-term Incentive Plan Units Two [Member]
Distribution Made to Unit-holder Of Limited Partnership [Line Items]
Distributions Declared	94,418
Distributions Paid	$ 62,945